PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6,634	$ 5,057	$ 3,722
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment capitalized costs	3,369	2,397
Share-based compensation costs capitalized during the period	$ 612	$ 193